Convertible Notes Payable (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Jun. 12, 2021 USD ($)	Jun. 12, 2021 GBP (£)	Jun. 11, 2021 USD ($)	Jun. 11, 2021 GBP (£)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount													$ 3,300	£ 3,000,000.0									$ 1,400	£ 1,000,000.0
Interest rate													5.00%	5.00%									5.00%	5.00%
Conversion price interest rate													20.00%	20.00%									20.00%	20.00%
Convertible notes payable	$ 3,740		$ 1,835	$ 749							$ 400	£ 300,000			$ 67	£ 50,000	$ 500	£ 400,000
Convertible loan notes outstanding			1,100							£ 950,000					1,300	950,000
Change in fair value of convertible notes payable	303	$ 30	265	$ 73
Convertible loan notes issued			1,100							950,000
Issuance of convertible notes			$ 67							£ 50,000
Convertible Promissory Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount					$ 800
Interest rate					20.00%
Accrued interest on convertible promissory note	44
Other Income [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in fair value of convertible notes payable	$ 300
Nonrelated Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount						$ 900	£ 800,000	$ 900	£ 800,000
Investor One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes payable															67	50,000	500	400,000			$ 300	£ 250,000
Investor Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes payable															$ 67	£ 50,000	$ 500	£ 400,000	$ 300	£ 250,000
Chief Executive Officer [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount						500	400,000	500	400,000
2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes payable						$ 500	£ 400,000	$ 500	£ 400,000		$ 400	£ 300,000